Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended		96 Months Ended
	May 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of cash flow statement [line items]
Dividends declared per share		$ 0.36	$ 0.36
Total dividends paid		$ 129,987	$ 132,915	$ 1,078,000
DRIP percentage		19.00%	17.00%
Cash outflow for leases		$ 804,000
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Total dividends paid		160,656	$ 159,619
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Total dividends paid		129,986	132,915
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Total dividends paid		$ 30,670	$ 26,704
First Majestic [member]
Disclosure of cash flow statement [line items]
Number of common shares received	20,914,590
Fair value of shares received	$ 151,000
First Majestic [member] | San Dimas [member]
Disclosure of cash flow statement [line items]
Number of common shares received			20,914,590
Fair value of shares received			$ 151,000